CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net cash provided by/(used in) operating activities	$ (14,188,945)	$ (40,755,516)	$ (2,443,857)
Net cash used in investing activities	(813,007)	(1,747,784)	(508,224)
Net cash provided by financing activities	54,337,056	44,036,300	1,583,214
Net increase/(decrease) in cash, cash equivalents and restricted cash	38,134,036	2,275,397	(1,389,346)
Cash, cash equivalents and restricted cash at beginning of year	12,964,859	10,689,462	12,078,808
Cash, cash equivalents and restricted cash at end of year	51,098,895	12,964,859	$ 10,689,462
ECMOHO LIMITED
Net cash provided by/(used in) operating activities	(567,446)	(165,067)
Net cash used in investing activities	(10,502,538)	(31,816,817)
Net cash provided by financing activities	54,872,326	31,985,825
Net increase/(decrease) in cash, cash equivalents and restricted cash	43,802,342	3,941
Cash, cash equivalents and restricted cash at beginning of year	3,941
Cash, cash equivalents and restricted cash at end of year	$ 43,806,283	$ 3,941